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                           Morgan, Lewis & Bockius LLP
                               1800 M Street, N.W.
                            Washington, DC 20036-5869
                                  (202)467-7000


August 3, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:      Rydex Series Funds (File Nos. 33-59692 and 811-07584)
         -----------------------------------------------------
         Filing Pursuant to Rule 497(j)
         ------------------------------

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the C Class Shares Prospectus, the Advisor Class Shares Prospectus, and the Investor Class and H Class Shares Prospectuses dated, August 1, 2001 and the Statement of Additional Information, dated August 1, 2001, do not differ from those contained in the Trust's Post-Effective Amendment No. 43 which was filed via EDGAR on July 30, 2001.

Please contact me at (202) 467-7654 if you have any questions or comments concerning this filing.

Sincerely,

/s/ W. John McGuire

W. John McGuire